COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	May 01, 2022	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, term of contract	3 years		24 months	24 months
Monthly rent	$ 2,291.67	$ 2,100	$ 2,300	$ 2,300
Right of use liabilities			115,310		$ 135,182
Right of use asset			$ 114,460		$ 135,182